S000002884 [Member] Expense Example - BlackRock Government Money Market V.I. Fund - Class I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 766